Accrued Compensation for Related Parties	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Accrued Compensation for Related Parties	Note 9 – Accrued Compensation for Related Parties At December 31, 2020, accrued compensation was $154,500, representing cash compensation due to the Company’s executive officers for services rendered.